General Information	6 Months Ended
Dec. 31, 2025
General Information [Abstract]
General information

Note 1. General information

The condensed consolidated financial statements covers Gelteq Limited (“Gelteq” or the “Company”) and its controlled entities (referred to herein as the “Consolidated Entity”). Gelteq Limited is a Company limited by shares, incorporated and domiciled in Australia.

The condensed consolidated financial statements are presented in Australian dollars, which is Gelteq Limited’s functional and presentation currency.

The principal activities of the consolidated entity during the periods ended 31 December 2025 and 31 December 2024 (financial period(s)) were the development and testing of a gel-based delivery system for humans and animals.

The names of the directors in office at any time during or since the end of the financial period are:

Simon Szewach (Non Executive Chairman)

Nathan Jacob. Givoni (Executive Director)

Jeff Olyniec (Non-Executive Director) (Resigned on 30 September 2025)

Philip Dalidakis (Non-Executive Director)

The directors have been in office since the start of the financial period to the date of this report unless otherwise stated.

The condensed consolidated financial statements were authorised for issue, in accordance with a resolution of directors, on 30 June 2026